Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Vessel operating expenses [abstract]
Summary of Vessel Operating Expenses

A summary of vessel operating expenses for the years ended December 31, 2024, 2023 and 2022 is outlined below:

	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Employee costs	$369,640	$354,049	$298,140
Fuel, port charges and insurance	355,771	347,849	255,662
Food, consumables and durables	223,202	220,392	156,119
Repair and maintenance	153,460	141,331	97,393
VAT expense	65,282	63,959	54,699
Charter fees	24,402	11,492	3,521
Other	88,954	72,604	108,625
Total vessel operating expenses	$1,280,711	$1,211,676	$974,159